Summary of Significant Accounting Policies (Details) - Schedule of Property Plant and Equipment Estimated Useful Lives	Mar. 31, 2023
Plant and machinery (solar power plants) [Member] | Minimum [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	25 years
Plant and machinery (solar power plants) [Member] | Maximum [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	35 years
Building [Member] | Minimum [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	25 years
Building [Member] | Maximum [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	35 years
Furniture and Fixtures [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Office Equipment [Member] | Minimum [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	1 year
Office Equipment [Member] | Maximum [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Computers [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	3 years